Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

Numerator:	December 31, 2025	December 31, 2024	December 31, 2023
Net income available to common shareholders:
Class A, basic and diluted	$406,919	$344,092	$294,964

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,708,122	35,316,495	35,405,458
Plus weighted average number of RSUs with service conditions	254,014	261,461	523,464
Common share and common share equivalents, dilutive	35,962,136	35,577,956	35,928,922

Basic earnings per share:
Class A	11.40	9.74	8.33

Diluted earnings per share:
Class A	11.32	9.67	8.21